Operating Segments (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of reporting on operating segments geographic region
	Nine months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$57,316	$14,857	$72,173
Gross profit	$21,711	$2,022	$23,733
Unallocated corporate expenses			(21,127)
Finance income, net			173
Income before taxes on income			$2,779

	Nine months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$77,633	$24,071	$101,704
Gross profit	$33,816	$3,571	$37,387
Unallocated corporate expenses			(20,799)
Finance income, net			67
Income before taxes on income			$16,655

	Three months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$17,123	$5,911	$23,034
Gross profit	$5,045	$685	$5,730
Unallocated corporate expenses			(6,534)
Finance expenses, net			(41)
Income before taxes on income			$(845)

	Three months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$29,691	$5,634	$35,325
Gross profit	$13,755	$1,066	$14,821
Unallocated corporate expenses			(7,058)
Finance expenses, net			(580)
Income before taxes on income			$7,183

	Year Ended December 31, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited

Revenues	$100,916	$32,330	$133,246
Gross profit	$43,166	$4,386	$47,552
Unallocated corporate expenses			(28,315)
Finance expenses, net			(672)
Income before taxes on income			$18,565

Schedule of reporting on operating segments geographic region
	Nine months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$39,265	-	$39,265
Israel	6,437	14,857	21,294
Europe	4,491	-	4,491
Latin America	5,255	-	5,255
Asia	1,753	-	1,753
Others	115	-	115
	$57,316	$14,857	$72,173

	Nine months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$66,339	$-	$66,339
Israel	3,132	24,071	27,203
Europe	3,690	-	3,690
Latin America	3,976	-	3,976
Asia	444	-	444
Others	52	-	52
	$77,633	$24,071	$101,704

	Three months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$12,710		$12,710
Israel	849	5,911	6,760
Europe	1,097		1,097
Latin America	1,652		1,652
Asia	734		734
Others	81		82
	$17,123	$5,911	$23,034

	Three months period ended September 30, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$25,879	$-	$25,879
Israel	1,126	5,634	6,760
Europe	403	-	403
Latin America	2,104	-	2,104
Asia	158	-	158
Others	21	-	21
	$29,691	$5,634	$35,325

	Year ended December 31, 2020
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$84,949	$-	$84,949
Israel	3,814	32,330	36,144
Europe	4,461	-	4,461
Latin America	6,867	-	6,867
Asia	766	-	766
Others	59	-	59
	$100,916	$32,330	$133,246